Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,647,101	$ 2,670,262
Property, plant and equipment at end of period	$ 135,643	2,700,469	2,647,101	$ 2,670,262
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		3,252,389	3,205,247	3,040,539
Acquisitions		147,614	136,058	167,262
Disposals			(525)	(987)
Transfers			(80,966)
Other		(4,529)	(7,425)	(1,567)
Property, plant and equipment at end of period		3,395,474	3,252,389	3,205,247
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(605,288)	(534,985)	(439,142)
Depreciation		(92,320)	(92,439)	(97,755)
Disposals			525	800
Other		2,603	21,611	1,112
Property, plant and equipment at end of period		(695,005)	(605,288)	(534,985)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508
Property, plant and equipment at end of period		1,709,508	1,709,508	1,709,508
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508	1,709,508
Property, plant and equipment at end of period		1,709,508	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		786,085	783,221
Property, plant and equipment at end of period		854,829	786,085	783,221
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,058,546	999,798	825,481
Acquisitions			49,345	53,347
Transfers		130,420	9,403	120,970
Property, plant and equipment at end of period		1,188,966	1,058,546	999,798
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(272,461)	(216,577)	(164,892)
Depreciation		(61,676)	(55,884)	(51,685)
Property, plant and equipment at end of period		(334,137)	(272,461)	(216,577)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		83,611	99,194
Property, plant and equipment at end of period		72,867	83,611	99,194
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		206,345	202,959	201,114
Acquisitions		8,380	3,386	2,293
Disposals				(321)
Other				(127)
Property, plant and equipment at end of period		214,725	206,345	202,959
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(122,734)	(103,765)	(84,997)
Depreciation		(19,124)	(18,969)	(18,902)
Disposals				134
Property, plant and equipment at end of period		(141,858)	(122,734)	(103,765)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		35,105	42,674
Property, plant and equipment at end of period		27,940	35,105	42,674
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		159,735	158,112	153,355
Acquisitions		440	2,168	5,444
Disposals			(525)
Other		(206)	(20)	(687)
Property, plant and equipment at end of period		159,969	159,735	158,112
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(124,630)	(115,438)	(106,242)
Depreciation		(7,720)	(9,729)	(9,883)
Disposals			525
Other		321	12	687
Property, plant and equipment at end of period		(132,029)	(124,630)	(115,438)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,555	25,326
Property, plant and equipment at end of period		287	1,555	25,326
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		21,655	61,730	61,043
Acquisitions				1,038
Transfers			(34,283)
Other			(5,792)	(351)
Property, plant and equipment at end of period		21,655	21,655	61,730
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(20,100)	(36,404)	(24,797)
Depreciation		(1,268)	(4,806)	(11,630)
Other			21,110	23
Property, plant and equipment at end of period		(21,368)	(20,100)	(36,404)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		2,212	4,930
Property, plant and equipment at end of period		2,838	2,212	4,930
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		67,575	67,731	67,697
Acquisitions		3,973	869	1,102
Disposals				(666)
Transfers			(430)
Other		(3,097)	(595)	(402)
Property, plant and equipment at end of period		68,451	67,575	67,731
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(65,363)	(62,801)	(58,214)
Depreciation		(2,532)	(3,051)	(5,655)
Disposals				666
Other		2,282	489	402
Property, plant and equipment at end of period		(65,613)	(65,363)	(62,801)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		29,025	5,409
Property, plant and equipment at end of period		32,200	29,025	5,409
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		29,025	5,409	22,341
Acquisitions		134,821	80,290	104,038
Transfers		(130,420)	(55,656)	(120,970)
Other		(1,226)	(1,018)
Property, plant and equipment at end of period		$ 32,200	$ 29,025	$ 5,409